Operating Revenue	12 Months Ended
Dec. 31, 2024
Operating Revenue
Operating Revenue

14. Operating Revenue

Operating revenue from time charters and bareboat charters and voyage charters for the years ended December 31, were as follows:

	2024	2023	2022
Time charters and bareboat charters	$967,095	$963,192	$993,344
Voyage charters	47,015	10,391	—
Total Revenue	$1,014,110	$973,583	$993,344

As of December 31, 2024 and 2023, the Company had accounts receivable from voyage charter agreements amounting to $0.4 million and $1.0 million, respectively. The charter hire received in advance from voyage charter agreements, which will be recognized in earnings in the year ending December 31, 2025 as the performance obligations will be satisfied in that period, amounted to $1.7 million as of December 31, 2024. This compares to $2.0 million as of December 31, 2023. These amounts were presented under current “Unearned revenue”.

The Company assumed time charter liabilities related to its acquisition of vessels in the second half of 2021. The amortization of these assumed time charters amounted to $4.5 million, $21.2 million and $56.7 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is presented under “Operating revenues” in the Consolidated Statements of Income. The remaining unamortized amount was nil as of December 31, 2024 and $4.5 million as of December 31, 2023 and was presented under current “Unearned revenue” in the Consolidated Balance Sheet.

In July 2016, the Company recognized unearned revenue of $75.6 million representing compensation to the Company for the future reductions in the daily charter rates payable by HMM under the time charter agreements. The amortization of unearned revenue was recognized in the Consolidated Statement of Income under “Operating revenues” over the remaining life of the respective charters. In each of the years ended December 31, 2024, 2023 and 2022, the Company recognized $2.6 million, $8.2 million and $8.2 million of unearned revenue amortization. As of December 31, 2023, the outstanding current portion of unearned revenue in relation to HMM amounted to $2.6 million and as of December 31, 2024, the outstanding amount was nil.

14. Operating Revenue (Continued)

Operating revenue from significant container vessels customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2024	2023	2022
CMA CGM	20%	23%	26%
MSC	13%	11%	13%
HMM Korea	—	12%	12%

Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2024	2023	2022
Australia—Asia	$532,800	$519,759	$482,769
Europe	481,310	453,824	507,293
America	—	—	3,282
Total Revenue	$1,014,110	$973,583	$993,344